Debt - AerFunding Revolving Credit Facility and Credit Agreement (Details) - AerFunding	12 Months Ended
Dec. 31, 2023
Charitable Trust
Debt Instrument [Line Items]
Ownership percentage	95.00%
AerCap Ireland
Debt Instrument [Line Items]
Ownership percentage	5.00%